Material accounting policy information	6 Months Ended
Dec. 31, 2023
Text block [abstract]
Material accounting policy information
Note 1. Material accounting policy information
These general purpose financial statements for the interim half-year reporting period ended 31 December 2023 have been prepared in accordance with Australian Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001, as appropriate for for-profit
oriented entities. Compliance with AASB 134 ensures compliance with International Financial Reporting Standard IAS 34 Interim Financial Reporting.
These general purpose financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these financial statements are to be read in conjunction with the annual report for the year ended 30 June 2023 and any public announcements made by the Consolidated entity during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.
The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.
Classification and measurement of other financial liabilities
The Consolidated entity’s other financial liabilities comprise deriviatives in respect of prefunded and ordinary warrants. Prefunded and ordinary warrants are measured at fair value through profit or loss. All transactions costs in relation to the warrants are expensed immediately. Changes to the fair value of the instruments post issue will be recognised in profit or loss.
New or amended Accounting Standards and Interpretations adopted
The Consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (AASB) that are mandatory for the current reporting period. Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Consolidated entity.

Going concern
During the half year ended 31 December 2023 the Consolidated entity experienced net cash outflows from operating activities of $6,334,872(December 2022: $8,806,148) and incurred a loss after tax of $8,823,513 (December 2022: $13,586,027).
As at 31 December 2023 the Consolidated entity had cash in hand and at bank of $3,562,602.
The financial statements have been prepared on a going concern basis, which contemplates continuity of normal activities and realisation of assets and settlement of liabilities in the normal course of business. As is often the case with drug development companies, the Consolidated entity has not generated significant revenues nor does the Consolidated entity anticipate generating revenues in the near future. The ability of the Consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, and from other sources of revenue such as grant funding.
The directors have considered the cash flow forecasts and the funding requirements of the business and continue to explore grant funding, licensing opportunities and equity investment opportunities in the Consolidated entity. During the month of February 2024, the Consolidated entity raised total proceeds for the period of US$447,788 (A$685,280) using the ATM facility and continues to seek additional funding sources both in Australia and overseas.
An
‘at-the-market’
equity program (ATM) with Oppenheimer & Co. Inc. (Oppenheimer), as sales agent was established in May 2022. Under the ATM, Kazia may offer and sell via Oppenheimer up to US$35 million of its ordinary shares, in the form of American Depository Shares (ADSs), with each ADS representing ten ordinary shares. Kazia entered into an Equity Distribution Agreement, dated 22 April 2022 (the Sales Agreement), with Oppenheimer, who acts as sales agent. During the period ended 31 December 2023 $US1,090,642 (2022 $US4,201,322) was drawn down on the ATM facility. The ATM allows the Consolidated entity to raise capital dynamically in the market, with no discount, no warrant coverage, and modest banking fees, allowing it to fund operations with minimal dilution to existing shareholders.
Accordingly the directors have prepared the financial statements on a going concern basis. While the Consolidated entity’s current cash balance is not sufficient to fund the operations for a period of 12 months from the date of this report, the directors have prepared the financial statements on a going concern basis as they are confident of the Consolidated entity’s ability to raise additional funding, via licensing and partnering activities, obtaining of grant funding or raising additional capital from investors. Should the above assumptions not prove to be appropriate, there is material uncertainty related to events or conditions that may cast significant doubt whether the Consolidated entity will continue as a going concern and therefore whether it will realise its assets and extinguish its liabilities in the normal course of business and at the amounts stated in these financial statements. The financial statements do not include any adjustments to the recoverability and classification of asset carrying amounts or the amount of liabilities that might result should the Consolidated entity be unable to continue as a going concern and meet its debts as and when they fall due.